SEGMENT INFORMATION - Income Statement Captions by Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenues	$ 37,168,000,000	$ 22,823,000,000	$ 7,960,000,000
Direct operating costs	(34,134,000,000)	(21,876,000,000)	(7,386,000,000)
General and administrative expenses	(643,000,000)	(340,000,000)	(269,000,000)
Equity accounted Company EBITDA	196,000,000	108,000,000	167,000,000
Company EBITDA attributable to others	(1,744,000,000)	(475,000,000)	(232,000,000)
Company EBITDA	843,000,000	240,000,000	240,000,000
Realized disposition gain/(loss), less portion recorded in prior periods, net	250,000,000	244,000,000	57,000,000
Other income (expense), net	(18,000,000)
Interest income (expense), net	(498,000,000)	(202,000,000)	(90,000,000)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	(54,000,000)	(17,000,000)	(9,000,000)
Current income taxes	(186,000,000)	(30,000,000)	(25,000,000)
Company FFO attributable to others (net of Company EBITDA attributable to others)	396,000,000	17,000,000	27,000,000
Company FFO	733,000,000	252,000,000	200,000,000
Depreciation and amortization expense	(748,000,000)	(371,000,000)	(286,000,000)
Gain on acquisition/disposition	250,000,000	23,000,000
Impairment expense, net	(218,000,000)	(39,000,000)	(261,000,000)
Other income (expense), net	(118,000,000)	(108,000,000)	(11,000,000)
Deferred income taxes	88,000,000	22,000,000	41,000,000
Non-cash items attributable to equity accounted investments	(132,000,000)	(22,000,000)	(90,000,000)
Non-cash items attributable to others	567,000,000	267,000,000	378,000,000
Profit (loss), attributable to ordinary equity holders of parent entity	422,000,000	24,000,000	(29,000,000)
Equity accounted income, net	10,000,000	69,000,000	68,000,000
Interest of others in operating subsidiaries	781,000,000	191,000,000	(173,000,000)
Business services
Disclosure of operating segments [line items]
Revenues	30,847,000,000	20,874,000,000	6,393,000,000
Direct operating costs	(30,351,000,000)	(20,448,000,000)	(6,053,000,000)
General and administrative expenses	(278,000,000)	(182,000,000)	(146,000,000)
Equity accounted Company EBITDA	34,000,000	28,000,000	23,000,000
Company EBITDA attributable to others	(124,000,000)	(169,000,000)	(44,000,000)
Company EBITDA	128,000,000	103,000,000	173,000,000
Realized disposition gain/(loss), less portion recorded in prior periods, net	55,000,000	19,000,000	0
Other income (expense), net	0
Interest income (expense), net	(66,000,000)	(47,000,000)	(15,000,000)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	(3,000,000)	0	0
Current income taxes	(44,000,000)	(16,000,000)	(20,000,000)
Company FFO attributable to others (net of Company EBITDA attributable to others)	61,000,000	33,000,000	10,000,000
Company FFO	131,000,000	92,000,000	148,000,000
Depreciation and amortization expense	(135,000,000)	(99,000,000)	(52,000,000)
Business services | Road Fuel Distribution and Marketing
Disclosure of operating segments [line items]
Revenues	23,794,000,000	13,842,000,000
Business services | Construction Services
Disclosure of operating segments [line items]
Revenues	4,545,000,000	4,650,000,000	4,387,000,000
Business services | Facilities Management
Disclosure of operating segments [line items]
Revenues	1,925,000,000	1,775,000,000	1,294,000,000
Business services | Logistics
Disclosure of operating segments [line items]
Revenues	425,000,000	447,000,000
Business services | Residential Real Estate Services
Disclosure of operating segments [line items]
Revenues	105,000,000	108,000,000	619,000,000
Business services | Financial Advisory
Disclosure of operating segments [line items]
Revenues	32,000,000	32,000,000	64,000,000
Business services | Other
Disclosure of operating segments [line items]
Revenues	21,000,000	20,000,000	29,000,000
Infrastructure services
Disclosure of operating segments [line items]
Revenues	2,418,000,000	3,000,000	0
Direct operating costs	(1,715,000,000)	0	0
General and administrative expenses	(65,000,000)	0	0
Equity accounted Company EBITDA	120,000,000	31,000,000	0
Company EBITDA attributable to others	(463,000,000)	0	0
Company EBITDA	295,000,000	34,000,000	0
Realized disposition gain/(loss), less portion recorded in prior periods, net	0	0	0
Other income (expense), net	(15,000,000)
Interest income (expense), net	(176,000,000)	0	0
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	(41,000,000)	(13,000,000)	0
Current income taxes	(10,000,000)	0	0
Company FFO attributable to others (net of Company EBITDA attributable to others)	142,000,000	0	0
Company FFO	195,000,000	21,000,000	0
Depreciation and amortization expense	(309,000,000)	0
Industrial operations
Disclosure of operating segments [line items]
Revenues	3,896,000,000	1,939,000,000	1,566,000,000
Direct operating costs	(2,060,000,000)	(1,425,000,000)	(1,333,000,000)
General and administrative expenses	(231,000,000)	(113,000,000)	(106,000,000)
Equity accounted Company EBITDA	42,000,000	49,000,000	144,000,000
Company EBITDA attributable to others	(1,157,000,000)	(306,000,000)	(188,000,000)
Company EBITDA	490,000,000	144,000,000	83,000,000
Realized disposition gain/(loss), less portion recorded in prior periods, net	195,000,000	225,000,000	57,000,000
Other income (expense), net	(3,000,000)
Interest income (expense), net	(263,000,000)	(154,000,000)	(74,000,000)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	(10,000,000)	(4,000,000)	(9,000,000)
Current income taxes	(132,000,000)	(32,000,000)	(5,000,000)
Company FFO attributable to others (net of Company EBITDA attributable to others)	193,000,000	(16,000,000)	17,000,000
Company FFO	470,000,000	163,000,000	69,000,000
Depreciation and amortization expense	(304,000,000)	(272,000,000)	(234,000,000)
Corporate and Other
Disclosure of operating segments [line items]
Revenues	7,000,000	7,000,000	1,000,000
Direct operating costs	(8,000,000)	(3,000,000)	0
General and administrative expenses	(69,000,000)	(45,000,000)	(17,000,000)
Equity accounted Company EBITDA	0	0	0
Company EBITDA attributable to others	0	0	0
Company EBITDA	(70,000,000)	(41,000,000)	(16,000,000)
Realized disposition gain/(loss), less portion recorded in prior periods, net	0	0	0
Other income (expense), net	0
Interest income (expense), net	7,000,000	(1,000,000)	(1,000,000)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	0	0	0
Current income taxes	0	18,000,000	0
Company FFO attributable to others (net of Company EBITDA attributable to others)	0	0	0
Company FFO	(63,000,000)	(24,000,000)	(17,000,000)
Depreciation and amortization expense	$ 0	$ 0	$ 0